Document and Entity Information	0 Months Ended
Aug. 19, 2013
Risk/Return:
Document Type	497
Document Period End Date	Aug. 19, 2013
Registrant Name	TURNER FUNDS
Central Index Key	0001006783
Amendment Flag	false
Document Creation Date	Aug. 19, 2013
Document Effective Date	Aug. 19, 2013
Prospectus Date	Aug. 06, 2013
Turner Emerging Markets Fund | Institutional Class
Risk/Return:
Trading Symbol	TEEEX
Turner Emerging Markets Fund | Investor Class
Risk/Return:
Trading Symbol	TFEMX